Unaudited condensed consolidated statements of comprehensive income (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Related party transaction general and administration expenses	$ 245,418	$ 230,642